Property and Equipment, net (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Land and land improvements	Dec. 31, 2012 Land and land improvements	Dec. 31, 2013 Land and land improvements Minimum	Dec. 31, 2013 Land and land improvements Maximum	Dec. 31, 2013 Buildings and improvements	Dec. 31, 2012 Buildings and improvements	Dec. 31, 2013 Buildings and improvements Minimum	Dec. 31, 2013 Buildings and improvements Maximum	Dec. 31, 2013 Furniture, fixtures, and equipment	Dec. 31, 2012 Furniture, fixtures, and equipment	Dec. 31, 2013 Furniture, fixtures, and equipment Minimum	Dec. 31, 2013 Furniture, fixtures, and equipment Maximum	Dec. 31, 2013 Amenities assets	Dec. 31, 2012 Amenities assets
Property and Equipment, net
Useful Life					10 years	15 years			5 years	40 years			3 years	7 years
Gross	$ 34,410	$ 32,779	$ 13,907	$ 13,922			$ 14,323	$ 14,100			$ 6,180	$ 4,757
Accumulated depreciation	(9,931)	(8,466)
Property and equipment, net	$ 24,479	$ 24,313													$ 21,800	$ 22,200